Significant Events During the Period (Details) $ / shares in Units, $ in Thousands									6 Months Ended
	Dec. 01, 2025 USD ($) $ / shares	Jul. 21, 2025	Jun. 26, 2025 USD ($) $ / shares	May 28, 2025 USD ($) $ / shares shares	Apr. 09, 2025 USD ($) shares	Mar. 10, 2025	Jan. 21, 2025	Jan. 16, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) m²	Jun. 30, 2024 USD ($)	Sep. 11, 2025	Jul. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Events During the Period [Line Items]
Principal amount			$ 5,000
Number of warrants share purchased (in Shares) | shares								44,749
Net proceeds								$ 2,565
Original discount rate issued								10.00%
Bears interest annual rate						9.00%		8.00%
Consecutive trading days								20 days
Exercise price per share (in Dollars per share) | $ / shares								$ 41.39679
Warrants term								5 years 6 months
Expiring date								Jul. 16, 2030
Warrant of fair value									$ (8,036)
Amount of capital warrant									541	$ 6,255
Financial expense, net					$ 509				3,893
Aggregate principal amount			100,000						$ 2,673
Percentage of equity interest							90.00%
Ordinary shares (in Shares) | shares				38,971	30,797
Offering price per share (in Dollars per share) | $ / shares				$ 5.1
Exercise price per share (in Dollars per share) | $ / shares				$ 0.0017
Aggregate gross proceeds				$ 582
Purchase price			$ 4,500
Number of square foot (in Square Meters) | m²									40,788
Right-of-use asset									$ 3,306				$ 292
Lease agreement term									5 years
Forecast [Member]
Significant Events During the Period [Line Items]
Proceeds from issuance of other long term debt	$ 2,500
Pure Capital Warrant [Member]
Significant Events During the Period [Line Items]
Warrant of fair value									$ 4,246
Amount of capital warrant									1,520
Financial expense, net									3,201
Exercise price per share (in Dollars per share) | $ / shares				$ 5.1
Warrant [Member]
Significant Events During the Period [Line Items]
Ordinary shares (in Shares) | shares				75,060
Offering price per share (in Dollars per share) | $ / shares				$ 5.0983
Series A Warrants [Member]
Significant Events During the Period [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 5.1
January Note [Member]
Significant Events During the Period [Line Items]
Principal amount								$ 2,850	271
Conversion price per share (in Dollars per share) | $ / shares								$ 47.76779
Comprised amount									177
Amount of interest rate									76
Repayment of debt									18
Fair value of pure capital warrants									232
January Note [Member] | Warrant [Member]
Significant Events During the Period [Line Items]
Fair value of pure capital warrants									1,288
June Notes [Member]
Significant Events During the Period [Line Items]
Trading days			20
Purchase price			$ 8,393
Other Notes Payable, Current									6,801
June Notes [Member] | Forecast [Member]
Significant Events During the Period [Line Items]
Conversion price per share (in Dollars per share) | $ / shares	$ 6.8
Interest rate of VWAP	14.00%
Interest rate percentage	4.00%
Debt default percentage	88.00%
June Notes Holder [Member] | Forecast [Member]
Significant Events During the Period [Line Items]
Interest rate of VWAP	90.00%
SciSparc U.S [Member] | Forecast [Member]
Significant Events During the Period [Line Items]
Percentage of ownership interest											49.10%
Smart Pro [Member] | Forecast [Member]
Significant Events During the Period [Line Items]
Percentage of ownership interest											49.10%
Common Stock [Member]
Significant Events During the Period [Line Items]
Percentage of acquiror's issued shares							75.00%
Percentage of acquiror's outstanding shares							75.00%
Pure Logistics [Member]
Significant Events During the Period [Line Items]
Right-of-use asset									1,826
Lease liability									1,715
Lease expense									$ 111
Subsequent Event [Member]
Significant Events During the Period [Line Items]
Percentage of equity interest		86.00%
Milestones percentage		78.00%
Subsequent Event [Member] | January Note [Member]
Significant Events During the Period [Line Items]
Principal amount												$ 271
Maximum [Member] | June Notes [Member]
Significant Events During the Period [Line Items]
Interest rate of VWAP								110.00%
Minimum [Member] | January Note [Member]
Significant Events During the Period [Line Items]
Interest rate of VWAP								95.00%
Minimum [Member] | June Notes [Member]
Significant Events During the Period [Line Items]
Conversion price per share (in Dollars per share) | $ / shares			$ 1.02856